Exhibit 99.18

 Evolve Exception Detail

Exception Detail

Run Date - 09/24/2026 3:46:50 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350123766	XXXX	XXXX	XXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Subject property is located in a rural area.		Client Waived with Compensating Factors: 1) 31% LTV 2) residual income of $XXXX exceeds minimum requirement of XXXX 3) pre-closing assets of $XXXX				XXXX	B	2	XXXX	XXXX	1	13	C	B	A	A	A	A	C	B		Non-QM	1